Stockholders' Equity - Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Number of Options Outstanding
Beginning balance (in shares)	19,831,715	27,301,669	30,099,436
Options granted (in shares)		649,000	3,103,240
Options exercised (in shares)	(1,399,171)	(6,260,792)	(2,043,682)
Options canceled/expired (in shares)	(310,770)	(1,858,162)	(3,857,325)
Ending balance (in shares)	18,121,774	19,831,715	27,301,669	30,099,436
Vested and expected to vest (in shares)	17,774,197	19,522,105
Exercisable (in shares)	14,385,928
Exercisable (in shares)		14,032,241
Weighted-Average Exercise Price Per Share
Beginning balance (in usd per share)	$ 11.44	$ 9.89	$ 8.92
Options granted (in usd per share)		16.25	18.21
Options exercised (in usd per share)	7.30	4.23	3.98
Options canceled/expired (in usd per share)	11.26	14.74	12.07
Ending balance (in usd per share)	11.76	11.44	$ 9.89	$ 8.92
Vested and expected to vest (in usd per share)	11.65	11.36
Exercisable (in usd per share)	$ 10.38	$ 9.37
Weighted-Average Remaining Contractual Term
Balance	6 years 3 months 26 days	6 years 7 months 13 days	6 years 9 months 18 days	7 years 11 months 15 days
Vested and expected to vest	6 years 3 months 11 days	6 years 7 months 2 days
Exercisable	5 years 11 months 12 days	6 years 26 days
Aggregate Intrinsic Value
Balance	$ 763,646	$ 152,754	$ 222,445	$ 272,510
Vested and expected to vest	750,982	151,812
Exercisable	$ 626,130	$ 137,138